Commitments and contingencies (Tables)	12 Months Ended
Dec. 31, 2023
Commitment and Contingencies [Abstract]
Schedule of Firm Commitment to Purchase Asset	The aircraft and engines contractual obligations net of discounts and pre-delivery payments, including estimated amounts for contractual price escalation, are as follows:

Year ending December 31,
2024	469,096
2025	762,389
2026	583,561
2027	539,680
2028	420,981
$2,775,707